RELATED PARTY TRANSACTIONS (Details) CAD in Thousands, $ in Thousands	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015 CAD	Mar. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
RELATED-PARTY TRANSACTIONS
Total interest and other income from affiliates					$ 101,494	$ 111,749	$ 205,648	$ 219,099	$ 437,435	$ 414,957	$ 392,463
Affiliated receivables				$ 58,731	49,702		49,702		58,731	110,148
Affiliated debt				862,445					862,445	351,004
Tax receivable due from related party							28,415		62,515	6,044
Other information
Accounts payable and other accrued liabilities payable to related parties				5,282	27,407		27,407		5,282	3,716
Assets Held-for-sale, Current				129,700	173,876		173,876		129,700	40,750
Interest expense to related affiliates					6,456	7,895	17,313	9,423	30,477	24,105	34,512
Preferred stock redemption amount							60,416
Dividends paid to CNH Industrial Canada Ltd.							551		23,803
CNH Industrial North America
RELATED-PARTY TRANSACTIONS
Retail					48,603	57,324	99,489	116,826	228,023	219,171	209,952
Wholesale					37,151	42,987	74,812	80,812	161,308	158,313	148,997
Operating lease					15,740	$ 11,438	31,347	$ 21,461	48,035	35,889	30,376
CNH Industrial America LLC
RELATED-PARTY TRANSACTIONS
Affiliated receivables				39,677	26,706		26,706		39,677	80,786
Affiliated debt				$ 713,230					$ 713,230	$ 274,525
Rate of debt due (as a percent)				3.92%					3.92%	3.92%
Other information
Assets Held-for-sale, Current				$ 19,541	13,889		13,889		$ 19,541
CNH Industrial Canada LLC
RELATED-PARTY TRANSACTIONS
Affiliated receivables				6,763	$ 10,705		$ 10,705		6,763	$ 17,071
Affiliated debt				$ 149,215					$ 149,215	$ 76,479
Rate of debt due (as a percent)				5.05%					5.05%	4.97%
CNH Industrial Canada LLC | CNH Industrial Capital Canada Ltd
Other information
Shares of preferred stock redeemed by affiliated entity (as a percent)					100.00%
Preferred stock redemption amount	CAD 76,618	$ 60,416
Reference rate for dividends							12-month LIBOR		12-month LIBOR
Margin on reference rate for dividends (as a percent)				1.20%	1.20%		1.20%		1.20%
Dividends paid to CNH Industrial Canada Ltd.	CAD 668	$ 551	CAD 25,684	$ 23,803
Other affiliates
RELATED-PARTY TRANSACTIONS
Wholesale										$ 1,584	$ 2,784
Affiliated receivables				$ 12,291	$ 12,291		$ 12,291		$ 12,291	$ 12,291